EVENTS SUBSEQUENT TO JUNE 30, 2020	6 Months Ended
Jun. 30, 2020
EVENTS SUBSEQUENT TO JUNE 30, 2020
EVENTS SUBSEQUENT TO JUNE 30, 2020

NOTE 8 - EVENTS SUBSEQUENT TO JUNE 30, 2020:

a.

Effective July 1, 2020, RedHill Inc. and DSI replaced a co-commercialization agreement with a new royalty-bearing agreement, under which RedHill Inc. will bear all responsibilities and costs for commercializing Movantik® in the U.S. During the term of this new agreement, RedHill Inc. will pay DSI a mid-teen royalty rate on net sales of Movantik® in the U.S., in addition to $5.1 million in December 2021 and $5 million in July of each of the years 2022 and 2023. Concurrently, the Company also entered into a security purchase agreement, under which DSI received 283,387 ADSs as a partial consideration in relation to Movantik®.

b.

Subsequent to June 30, 2020 and up until August 12, 2020, the Company sold 630,486 ADSs under the ATM program at an average price of $8.09 per ADS for aggregate net proceeds of approximately $5.1 million, net of issuance expenses of approximately $0.1 million.

c.

On August 12, 2020, the Company entered into a binding term sheet with Cosmo Pharmaceuticals N.V. (“Cosmo”) with respect to an exclusive license agreement (the “License Agreement”) and a manufacturing agreement for multiple products (the “Supply Agreement”).

Under the License Agreement, in return for the exclusive European rights to a novel next-generation therapy for the eradication of H. pylori infection (the “New Drug”), the companies will co-develop and agree to a cost split of 70% RedHill and 30% Cosmo. In addition, Cosmo will pay RedHill $7 million upon signing, as well as $2 million upon EU marketing approval. RedHill will also receive 30% royalties of net sales of the New Drug in Europe.

Upon execution of the proposed Supply Agreement, Cosmo will be the exclusive worldwide manufacturer of the New Drug, as well as Movantik® and RHB-204 for pulmonary nontuberculous mycobacteria (NTM) infections (“RHB-204”). In consideration for Cosmo’s costs and expenses related to tech transfer, formulation and development work in respect of these three products, RedHill shall pay Cosmo €5.5 million.

In addition, Cosmo will pay RedHill $5 million upon the signing of the Supply Agreement, and potentially an additional $7 million in two milestone payments upon occurrence of events related to RHB-204 development. In return, Cosmo will be entitled to 15% royalties of worldwide net sales of RHB-204.